REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of disaggregates revenue
	Three months ended March 31, 2023	Three months ended March 31, 2022
Oil sales	$64,900	$83,056
Natural gas sales and liquids	28,571	53,351
Total oil and gas revenue from customers	$93,471	$136,407

	December 31, 2022	December 31, 2021
Oil sales	$372,046	$273,234
Natural gas sales and liquids	225,209	127,988
Total oil and gas revenue from customers	$597,255	$401,222